CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 10,685	$ 6,245	$ 7,942 [1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	300	902	1,227
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	245	56	545
Realized gain related to sale of available-for-sale marketable securities		(73)	(73)
Increase in accrued severance pay, net	105	172	101
Stock-based compensation related to options and RSUs granted	5,417	4,196	8,606
Decrease in trade receivables, net	3,440	2,253	333
Increase in other accounts receivable and prepaid expenses	(2,687)	(1,870)	(952)
Increase in inventories	(204)	(1,438)	(1,266)
Decrease (increase) in other long term receivable	4	(17)	(2)
Decrease in deferred tax assets		3,513	3,513
Increase (decrease) in trade payables	(1,359)	(127)	781
Increase (decrease) in other accounts payable and accrued expenses	301	244	(1,376)
Net cash provided by operating activities	16,247	14,056	19,379
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(5,482)	(4,008)	(20,702)
Investment in short-term deposits	(25,000)	(4,000)	(67,000)
Proceeds from redemption of short-term deposits	20,000	18,000	33,000
Investment in long-term deposits	(5,000)
Proceeds from sale and redemption of available-for-sale marketable securities	4,595	13,723	15,223
Purchase of property and equipment	(674)	(176)	(411)
Purchase of technology	(500)		(500)
Net cash provided by (used in) investing activities	(12,061)	23,539	(40,390)
Cash flows from financing activities:
Proceeds from exercise of stock options	11,767	5,905	8,082
Net cash provided by financing activities	11,767	5,905	8,082
Increase (decrease) in cash and cash equivalents	15,953	43,500	(12,929)
Cash and cash equivalents at the beginning of the period	19,056	31,985	31,985
Cash and cash equivalents at the end of the period	35,009	75,485	19,056
Including one time repayment of OCS grants			9,938
Significant non-cash activities:
Purchase of property, equipment and technology on credit	83	42	797
Exercise of stock options on credit		318
Net change in unrealized gain (loss) on available-for-sale marketable securities	399	(82)	(618)
Net change in unrealized gain (loss) on foreign currency cash flows hedges	$ 125	$ 290	$ (882)

[1]	Including one time repayment of OCS grants